Commitments - Lease (Details)	Dec. 31, 2024 CAD ($)
Minimum committed lease payments
Base rent	$ 212,274
Variable rent	198,743
Total	411,017
2025
Minimum committed lease payments
Base rent	55,376
Variable rent	51,846
Total	107,222
2026
Minimum committed lease payments
Base rent	55,376
Variable rent	51,846
Total	107,222
2027
Minimum committed lease payments
Base rent	55,376
Variable rent	51,846
Total	107,222
2028
Minimum committed lease payments
Base rent	46,146
Variable rent	43,205
Total	$ 89,351